Schedule of Antidilutive Shares (Details) - shares	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,156,382	2,864,213	4,571,915	2,850,819
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,570,573	1,551,878
Earnout [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	350,000	478,562
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	451,750		487,250
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	572,614	564,794	954,599	446,318
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	211,445	268,972	245,218	274,063
Public and Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			900,000	900,000
Other Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			1,570,568	751,878
Earnout shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			350,000	350,000
RaGE Earnout [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			64,280	128,560